Convertible Note Payable (Details) - Schedule of convertible debt - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Convertible Debt [Abstract]
Principal	$ 1,115,097	$ 1,113,830	$ 598,571
Unamortized discount			(2,821)
Convertible debt, net	$ 1,115,097	$ 1,113,830	$ 595,750